Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,085,629.71

Principal:
Principal Collections	$10,854,567.14
Prepayments in Full	$5,425,886.19
Liquidation Proceeds	$522,635.34
Recoveries	$61,325.68
Sub Total	$16,864,414.35
Collections	$17,950,044.06

Purchase Amounts:
Purchase Amounts Related to Principal	$332,550.83
Purchase Amounts Related to Interest	$1,787.52
Sub Total	$334,338.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,284,382.41

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$18,284,382.41
Servicing Fee	$224,612.17	$224,612.17	$0.00	$0.00	$18,059,770.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,059,770.24
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,059,770.24
Interest - Class A-3 Notes	$25,398.15	$25,398.15	$0.00	$0.00	$18,034,372.09
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$17,775,297.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,775,297.09
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$17,697,041.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,697,041.67
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$17,639,618.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,639,618.34
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$17,567,393.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,567,393.34
Regular Principal Payment	$15,670,453.72	$15,670,453.72	$0.00	$0.00	$1,896,939.62
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,896,939.62
Residuel Released to Depositor	$0.00	$1,896,939.62	$0.00	$0.00	$0.00
Total		$18,284,382.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,670,453.72
Total					$15,670,453.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,670,453.72	$41.02	$25,398.15	$0.07	$15,695,851.87	$41.09
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$15,670,453.72	$14.37	$492,376.90	$0.45	$16,162,830.62	$14.82

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$23,089,224.42	0.0604430	$7,418,770.70	0.0194209
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$242,539,224.42	0.2224620	$226,868,770.70	0.2080888

Pool Information
Weighted Average APR	4.518%	4.527%
Weighted Average Remaining Term	29.80	29.10
Number of Receivables Outstanding	24,321	23,190
Pool Balance	$269,534,603.21	$252,119,748.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$242,539,224.42	$226,868,770.70
Pool Factor	0.2246122	0.2100998

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$25,250,977.96
Targeted Overcollateralization Amount	$25,250,977.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,250,977.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	34

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		132	$279,215.05
(Recoveries)		111	$61,325.68
Net Losses for Current Collection Period			$217,889.37
Cumulative Net Losses Last Collection Period			$7,716,315.79
Cumulative Net Losses for all Collection Periods			$7,934,205.16

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.97%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.86%	547	$7,218,370.09
61-90 Days Delinquent	0.33%	62	$844,230.60
91-120 Days Delinquent	0.12%	19	$312,836.22
Over 120 Days Delinquent	0.36%	60	$908,438.90
Total Delinquent Receivables	3.68%	688	$9,283,875.81

Repossession Inventory:
Repossessed in the Current Collection Period		20	$194,574.08
Total Repossessed Inventory		22	$273,202.03

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5079%
Preceding Collection Period			0.8683%
Current Collection Period			1.0025%
Three Month Average			0.7929%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5536%
Preceding Collection Period			0.5674%
Current Collection Period			0.6080%
Three Month Average			0.5764%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer